POST-EMPLOYMENT BENEFIT - Estimated Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current.
Vacation allowance	R$ 221,194	R$ 359,243
PDV - Voluntary Dismissal Program	280,246	1,018,275
Payroll	223,348	413,758
Vacation Charges	118,124	189,729
Provision end-of-year bonus	5,189
Profit or income sharing	679,933	227,605
Charges on end-of-year bonus	15,981	5,785
Social security contribution	17,313	54,087
Others	73,605	50,072
Total current	1,634,933	2,318,554
Non-current
PDV - Voluntary Dismissal Program		4,697
Total	R$ 1,634,933	R$ 2,323,251